             As filed with the Securities and Exchange Commission on
                                 April 30, 2002

                           Registration No. 333--76208

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. ___
                         POST-EFFECTIVE AMENDMENT NO. 1
                        (Check appropriate box or boxes)


                                 HIGHMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             1 FREEDOM VALLEY DRIVE
                                 OAKS, PA 19456
                    (Address of Principal Executive Offices)

                                 1-800-433-6884
                        (Area Code and Telephone Number)

                                 ---------------

                               JOHN M. LODER, ESQ.
                                  ROPES & GRAY
                        ONE CALIFORNIA STREET, SUITE 2200
                             SAN FRANCISCO, CA 94111
                     (Name and address of Agent for Service)

                                 ---------------

                Date of Public Offering: February 8, 2002
          Title of Securities Offered:  Units of beneficial interest

EXPLANATORY NOTE

         The information required by Items 1 through 9 and Items 10 through 14 is hereby incorporated by reference to the proxy/prospectus and statement of additional information, respectively, filed pursuant to Rule 497(b) on February 12, 2002. This Amendment is being filed for the sole purpose of adding the final tax opinion to Part C of the Registration Statement.

ITEM 15. INDEMNIFICATION

         The information required by this item is incorporated by reference to the Item 25 of Post-Effective Amendment No. 35 (filed November 21, 2001) to Registrant's Registration Statement on Form N-1A (File No. 33-12608) under the Securities Act of 1933 and the Investment Company Act of 1940 (File No. 811-5059).


ITEM 16. EXHIBITS:

                           (1)      (a)      Declaration of Trust, dated March
                                             10, 1987, is incorporated by
                                             reference to Exhibit (1)(a) of
                                             Pre-Effective Amendment No. 1
                                             (filed May 15, 1987) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                                    (b)      Amendment to Declaration of Trust,
                                             dated April 13, 1987, is
                                             incorporated by reference to
                                             Exhibit (1)(b) of Pre-Effective
                                             Amendment No. 1 (filed May 15,
                                             1987) to Registrant's Registration
                                             Statement on Form N-1A.

                                    (c)      Amendment to Declaration of Trust,
                                             dated July 13, 1987, is
                                             incorporated by reference to
                                             Exhibit (1)(c) of Pre- Effective
                                             Amendment No. 2 (filed July 24,
                                             1987) to Registrant's Registration
                                             Statement on Form N-1A.

                                    (d)      Amendment to Declaration of Trust,
                                             dated July 30, 1987, is
                                             incorporated by reference to
                                             Exhibit (1)(d) of Pre- Effective
                                             Amendment No. 3 (filed July 31,
                                             1987) to Registrant's Registration
                                             Statement on Form N-1A.

                                    (e)      Amendment to Declaration of Trust,
                                             dated October 18, 1996, is
                                             incorporated by reference to
                                             Exhibit (1)(e) of Post-Effective
                                             Amendment No. 18 (filed November 8,
                                             1996) to Registrant's Registration
                                             Statement on Form N-1A.

                                    (f)      Amendment to Declaration of Trust,
                                             dated December 4, 1996, is
                                             incorporated by reference to
                                             Exhibit (1)(f) of Post-Effective
                                             Amendment No. 19 (filed December
                                             13, 1996) to Registrant's
                                             Registration Statement on Form
                                             N-1A.

                           (2)      (a)      Amended and Restated Code of
                                             Regulations, dated June 5, 1991, is
                                             incorporated by reference to
                                             Exhibit 2 of Post-Effective
                                             Amendment No. 7 (filed September
                                             30, 1991) to Registrant's
                                             Registration Statement on Form
                                             N-1A.

                                    (b)      Amendment to Amended and Restated
                                             Code of Regulations, dated December
                                             4, 1991, is incorporated by
                                             reference to Exhibit 2(b) of

                                             Post-Effective Amendment No. 8
                                             (filed September 30, 1992) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                           (3)               Not Applicable.

                           (4)               Plan of Reorganization is
                                             incorporated by reference to
                                             Exhibit 4 of Registrant's
                                             Registration Statement on Form N-14
                                             filed on April 24, 2000.

                           (5)      (a)      Article IV, Article V, Sections
                                             5.1, 5.5, 5.6, 5.7 and 5.8, Article
                                             IX, Sections 9.4 and 9.5, and
                                             Article X, Sections 10.3, 10.4 and
                                             10.8 of the Declaration of Trust,
                                             dated March 10, 1987, are
                                             incorporated by reference to
                                             Exhibit (1)(a) of Pre-Effective
                                             Amendment No. 1 (filed May 15,
                                             1987) to Registrant's Registration
                                             Statement on Form N-1A.

                                    (b)      Amendment to Declaration of Trust,
                                             dated July 30, 1987, is
                                             incorporated by reference to
                                             Exhibit (1)(d) of Pre-Effective
                                             Amendment No. 3 (filed July 31,
                                             1987) to Registrant's Registration
                                             Statement on Form N-1A.

                                    (c)      Article I, Article III, Article V,
                                             and Article VI, Sections 6.1 and
                                             6.4 of the Amended and Restated
                                             Code of Regulations, dated June 5,
                                             1991, are incorporated by reference
                                             to Post-Effective Amendment No. 7
                                             (filed September 30, 1991) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                           (6)      (a)      Investment Advisory Agreement
                                             between Registrant and HighMark
                                             Capital Management, Inc., dated as
                                             of September 1, 1998 (the
                                             "Investment Advisory Agreement"),
                                             is incorporated by reference to
                                             Exhibit 5(a) of Post-Effective
                                             Amendment No. 25 (filed November
                                             30, 1998) to Registrant's
                                             Registration Statement on Form
                                             N-1A.

                                    (b)      Form of Investment Sub-Advisory
                                             Agreement between HighMark Capital
                                             Management, Inc. and Waddell & Reed
                                             Investment Management Company
                                             ("WRIMCO") is incorporated by
                                             reference to Exhibit (d)(3) of
                                             Post-Effective Amendment No. 34
                                             (filed September 28, 2001) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                                    (c)      Form of Investment Sub-Advisory
                                             Agreement between HighMark Capital
                                             Management, Inc. and LSV Asset
                                             Management ("LSV") is incorporated
                                             by reference to Exhibit (d)(4) of
                                             Post-Effective Amendment No. 34
                                             (filed September 28, 2001) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                                    (d)      Investment Sub-Advisory Agreement
                                             between HighMark Capital
                                             Management, Inc. and Deutsche Asset
                                             Management Investment Services Ltd
                                             ("Deutsche") dated as of February
                                             28, 2001 is
                                             incorporated by reference to
                                             Exhibit (d)(5) of Post-Effective
                                             Amendment No. 34 (filed September
                                             28, 2001) to Registrant's
                                             Registration Statement on Form
                                             N-1A.

                                    (e)      Form of Investment Sub-Advisory
                                             Agreement between HighMark Capital
                                             Management, Inc. and
                                             Nicholas-Applegate is incorporated
                                             by reference to Exhibit (d)(6) of
                                             Post-Effective Amendment No. 34
                                             (filed September 28, 2001) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                                    (f)      Amended and Restated Schedule A to
                                             the Investment Advisory Agreement
                                             is incorporated by reference to
                                             Exhibit (d)(7) of Post-Effective
                                             Amendment No. 34 (filed September
                                             28, 2001) to Registrant's
                                             Registration Statement on Form
                                             N-1A.

                           (7)      (a)      Distribution Agreement between the
                                             Registrant and SEI Financial
                                             Services Company is incorporated by
                                             reference to Exhibit 6 of
                                             Post-Effective Amendment No. 20
                                             (filed February 25, 1997) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                                    (b)      Form of Distribution and Service
                                             Agreement for Class B Shares
                                             between Registrant and SEI
                                             Investments Distribution Co.
                                             incorporated by reference to
                                             Exhibit (6)(b) of Post-Effective
                                             Amendment No. 22 (filed June 18,
                                             1997) to Registrant's Registration
                                             Statement on Form N-1A.

                           (8)               None.

                           (9)      (a)      Custodian Agreement between
                                             Registrant and The Bank of
                                             California, N.A., dated as of
                                             December 23, 1991, as amended as of
                                             September 15, 1992 (the "Custodian
                                             Agreement"), is incorporated by
                                             reference to Exhibit 8 of
                                             Post-Effective Amendment No. 8
                                             (filed September 30, 1992) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                                    (b)      Amended and Restated Schedule A to
                                             the Custodian Agreement is
                                             incorporated by reference to
                                             Exhibit (g)(2) of Post-Effective
                                             Amendment No. 34 (filed September
                                             28, 2001) to Registrant's
                                             Registration Statement on Form
                                             N-1A.

                                    (c)      Form of Amended and Restated
                                             Schedule B to the Custodian
                                             Agreement is incorporated by
                                             reference to Exhibit (8)(c) of
                                             Post-Effective Amendment No. 22
                                             (filed June 18, 1997) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                                    (d)      Form of Securities Lending and
                                             Reverse Repurchase Agreement
                                             Services Client Addendum to
                                             Custodian Agreement is incorporated
                                             by reference to Exhibit (8)(d) of
                                             Post-Effective Amendment No. 22
                                             (filed June 18, 1997) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                           (10)     (a)      Restated Distribution Plan with
                                             respect to the Class A Shares is
                                             incorporated by reference to
                                             Exhibit (m)(1) of Post-Effective
                                             Amendment No. 34 (filed September
                                             28, 2001) to Registrant's
                                             Registration Statement on Form
                                             N-1A.

                                    (b)      Distribution Plan relating to Class
                                             B Shares is incorporated by
                                             reference to Exhibit (m)(2) of
                                             Post-Effective Amendment No. 34
                                             (filed September 28, 2001) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                                    (c)      Distribution Plan with respect to
                                             the Class C Shares is incorporated
                                             by reference to Exhibit (m)(4) of
                                             Post-Effective Amendment No. 28
                                             (filed September 20, 1999) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                                    (d)      Distribution Plan with respect to
                                             the Class S Shares is incorporated
                                             by reference to Exhibit (m)(5) of
                                             Post-Effective Amendment No. 28
                                             (filed September 20, 1999) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                                    (e)      Amended Multiple Class Plan for
                                             HighMark Funds adopted by the Board
                                             of Trustees on September 17, 1999
                                             is incorporated by reference to
                                             Exhibit (7) of Post-Effective
                                             Amendment No. 28 (filed September
                                             20, 1999) to Registrant's
                                             Registration Statement on Form
                                             N-1A.

                           (11) Opinion and Consent of Ropes & Gray as to legality of shares being registered is incorporated by reference to Exhibit 11 of the Registrant's Registration Statement on Form N-14 filed on January 2, 2002.

                           (12) Form of Opinion of Ropes & Gray, including consent as to Tax
                                             Matters, is filed herewith.

                           (13)     (a)      Administration Agreement between
                                             Registrant and SEI Fund Resources
                                             incorporated by reference to
                                             Exhibit 9(a) of Post-Effective
                                             Amendment No. 20 (filed February
                                             25, 1997) to Registrant's
                                             Registration Statement on Form
                                             N-1A.

                                    (b)      Amended and Restated Schedule A to
                                             the Administration Agreement is
                                             incorporated by reference to
                                             Exhibit (h)(2) of Post-Effective
                                             Amendment No. 34 (filed September
                                             28, 2001) to Registrant's
                                             Registration Statement on Form
                                             N-1A.

                                    (c)      Sub-Administration Agreement
                                             between SEI Fund Resources and
                                             Union Bank of California, N.A.
                                             dated February 17, 1997 is
                                             incorporated by reference to
                                             Exhibit (h)(3) of Post-Effective
                                             Amendment No. 34 (filed September
                                             28, 2001) to Registrant's
                                             Registration Statement on Form
                                             N-1A.

                                    (d)      Amended and Restated Schedule A to
                                             the Sub-Administration Agreement is
                                             incorporated by reference to
                                             Exhibit (h)(4) of Post-Effective
                                             Amendment No. 34 (filed September
                                             28, 2001) to Registrant's
                                             Registration Statement on Form
                                             N-1A.

                                    (e)      Amended and Restated Scheduled B to
                                             the Sub-Administration Agreement is
                                             incorporated by reference to
                                             Exhibit (h)(5) of Post-Effective
                                             Amendment No. 34 (filed September
                                             28, 2001) to Registrant's
                                             Registration Statement on Form
                                             N-1A.

                                    (f)      Transfer Agency and Service
                                             Agreement between the Registrant
                                             and State Street Bank and Trust
                                             Company is incorporated by
                                             reference to Exhibit 9(c) of
                                             Post-Effective Amendment No. 20
                                             (filed February 25, 1997) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                                    (g)      Amended and Restated Schedule A to
                                             the Transfer Agency and Service
                                             Agreement is incorporated by
                                             reference to Exhibit (h)(7) of
                                             Post-Effective Amendment No. 34
                                             (filed September 28, 2001) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                                    (h)      Restated Shareholder Service Plan
                                             for Class A Shares is incorporated
                                             by reference to Exhibit (h)(8) of
                                             Post-Effective Amendment No. 34
                                             (filed September 28, 2001) to
                                             Registrant's Registration Statement
                                             on Form N-1A.

                                    (i)      Shareholder Service Plan for Class
                                             B for the Registrant is
                                             incorporated by reference to
                                             Exhibit (h)(9) of Post-Effective
                                             Amendment No. 34 (filed September
                                             28, 2001) to Registrant's
                                             Registration Statement on Form
                                             N-1A.

                                    (j)      Restated Shareholder Services Plan
                                             with respect to the Fiduciary
                                             Shares is incorporated by reference
                                             to Exhibit 15(a) of Post-Effective
                                             Amendment No. 25 (filed November
                                             30, 1998) to Registrant's
                                             Registration Statement on Form
                                             N-1A.

                                    (k)      Amended and Restated Schedule A to
                                             the Restated Shareholder Service
                                             Plan for Fiduciary Shares is
                                             incorporated by reference to
                                             Exhibit (h)(11) of Post-Effective
                                             Amendment No. 34 (filed September
                                             28, 2001) to Registrant's
                                             Registration Statement on Form
                                             N-1A.

                           (14)     (a)      Consent of Deloitte & Touche LLP is
                                             incorporated by reference to
                                             Exhibit 14(a) of the Registrant's
                                             Registration Statement on Form N-14
                                             filed on January 2, 2002.

                                    (b)      Consent of Ropes & Gray is
                                             incorporated by reference to
                                             Exhibit 14(b) of the Registrant's
                                             Registration Statement on Form N-14
                                             filed on January 2, 2002.

                           (15)              None.

                           (16)              Executed Powers of Attorney are
                                             filed herewith.

                           (17)     (a)      Prospectus of HighMark Funds
                                             Equity/Fixed Income - Retail Shares
                                             dated November 30, 2001 is
                                             incorporated by reference to
                                             Exhibit 17(a) of the Registrant's
                                             Registration Statement on Form N-14
                                             filed on January 2, 2002.

                                    (b)      Statement of Additional Information
                                             for HighMark Funds dated November
                                             30, 2001 is incorporated by
                                             reference to Exhibit 17(b) of the
                                             Registrant's Registration Statement
                                             on Form N-14 filed on January 2,
                                             2002.

                                    (c)      HighMark Funds Annual Report for
                                             the fiscal year ended July 31, 2001
                                             is incorporated by reference to
                                             Exhibit 17(c) of the Registrant's
                                             Registration Statement on Form N-14
                                             filed on January 2, 2002.

                                    (d)      Prospectus of Current Income
                                             Shares, Inc. dated March 29, 1973
                                             is incorporated by reference to
                                             Exhibit 17 (d) of the Registrant's
                                             Registration Statement Form N-14
                                             filed on January 2, 2002.

                                    (e)      Part A and Part B of Post-
                                             Effective Amendment No. 16 dated
                                             May 2, 1996 to Current Income
                                             Shares' Registration Statement on
                                             Form N-2 is incorporated by
                                             reference to Exhibit 17(e) of the
                                             Registrant's Registration
                                             Statement on N-14 filed on
                                             January 2, 2002.

                                    (f)      Current Income Shares, Inc. Annual
                                             Report for the fiscal year ended
                                             December 31, 2000 is incorporated
                                             by reference to Exhibit 17(f) of
                                             the Registrant's Registration
                                             Statement on Form N-14 filed on
                                             January 2, 2002.

                                    (e)      Current Income Shares, Inc.
                                             Semi-Annual Report for the period
                                             ended June 30, 2001 is incorporated
                                             by reference to Exhibit 17(g) of
                                             the Registrant's Registration
                                             Statement on Form N-14 filed on
                                             January 2, 2002.


         ITEM 17. UNDERTAKINGS

         (1) The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia, on the 30th day of April, 2002.

                                          HighMark Funds

                                          By:      */s/ James R. Foggo
                                                   -------------------
                                                   James R. Foggo, President and
                                                   Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                   Capacity                            Date
---------                                   --------                            ----
*/s/James R. Foggo                          President and                       April 30, 2002
------------------                          Chief Executive Officer
James R. Foggo

*/s/Peter Golden                            Controller and                      April 30, 2002
----------------                            Chief Financial Officer
Peter Golden

*/s/ Thomas L. Braje                        Trustee                             April 30, 2002
--------------------
Thomas L. Braje

*/s/ David A. Goldfarb                      Trustee                             April 30, 2002
----------------------
David A. Goldfarb

*/s/ Joseph C. Jaeger                       Trustee                             April 30, 2002
---------------------
Joseph C. Jaeger

*/s/ Frederick J. Long                      Trustee                             April 30, 2002
------------------------
Frederick J. Long

*/s/ Michael L. Noel                        Trustee                             April 30, 2002
--------------------
Michael L. Noel

*/s/ Robert M. Whitler                      Trustee                             April 30, 2002
-----------------------
Robert M. Whitler

*By:    /s/Alan G. Priest
        ------------------------------------
        Alan G. Priest, Attorney-In-Fact,
         pursuant to powers of attorney filed herewith

                                  EXHIBIT INDEX

EXHIBIT NO.                        DESCRIPTION
-----------                        -----------
 (12)             Opinion of Ropes & Gray Regarding Tax Matters.

 (16)             Powers of Attorney